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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007


Check Here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

   Name:         Attractor Investment Management Inc.

   Address:      1440 Chapin Avenue, Suite 201
                 Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison                   Burlingame, California        May 15, 2007

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:        $222,309
                                            (thousands)


List of Other Included Managers:                  None

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                      FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
                             TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP   x($1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
AIRSPAN NETWORKS INC           COM         00950H102     253     66580   SH              SOLE        N/A       66580

AKAMAI TECHNOLOGIES INC        COM         00971T101    6717    134560   SH              SOLE        N/A      134560

APPLE INC                      COM         037833100   15079    162300   SH              SOLE        N/A      162300

CISCO SYS INC                  COM         17275R102    7941    311030   SH              SOLE        N/A      311030

CLEARWIRE CORP                CL A         185385309     429     20950   SH              SOLE        N/A       20950

EQUINIX INC                    COM         29444U502    7808     91180   SH              SOLE        N/A       91180

FIRST SOLAR INC                COM         336433107   12964    249268   SH              SOLE        N/A      249268

GOOGLE INC                    CL A         38259P508   19014     41500   SH              SOLE        N/A       41500

IKANOS COMMUNICATIONS          COM         45173E105    3277    421710   SH              SOLE        N/A      421710

KENEXA CORP                    COM         488879107    3821    122739   SH              SOLE        N/A      122739

LOOPNET INC                    COM         543524300    1627     95230   SH              SOLE        N/A       95230

OMNITURE INC                   COM         68212S109   18345   1006296   SH              SOLE        N/A     1006296

RIVERBED TECHNOLOGY INC        COM         768573107    9262    335104   SH              SOLE        N/A      335104

SALESFORCE COM INC             COM         79466L302   81180   1895835   SH              SOLE        N/A     1895835

SUNPOWER CORP                  COM         867652109    5062    111260   SH              SOLE        N/A      111260

VERISIGN INC                   COM         92343E102   18027    717620   SH              SOLE        N/A      717620

YAHOO INC                      COM         984332106   11503    367630   SH              SOLE        N/A      367630